Leases (Tables)	12 Months Ended
Sep. 30, 2013
Leases [Abstract]
Schedule of future minimum rental payments for operating leases
As of September 30, 2013, future minimum lease payments under all noncancelable leases for the succeeding five fiscal years and thereafter are as follows (in millions):

Fiscal 2014	$51.0
Fiscal 2015	44.3
Fiscal 2016	35.5
Fiscal 2017	28.3
Fiscal 2018	23.6
Thereafter	72.9
Total future minimum lease payments	$255.6